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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2005
                                               -----------------------------


Check here if Amendment [   ]; Amendment Number:

     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Hocky Management Company, LLC
Address:   105 South Bedford Road, Suite 310
           Mount Kisco, New York  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Sachs
Title:  Managing Member
Phone:  (914) 244-4100

Signature                       Place                      Date of Signing:

          /s/ DAVID SACHS            MT. KISCO NY              JANUARY 25, 2006
         -----------------          --------------            ------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:                      0
                                                 -------------

Form 13F Information Table Entry Total:                34
                                                 -------------

Form 13F Information Table Value Total:            $ 308,047
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None
























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
NAME OF ISSUER         TITLE OF CLASS  CUSIP      MARKET  SHARES/PRN AMT  SH/PRN  PUT    INVESTMENT  MANAGERS  SOLE    SHARED  NONE
                                                  VALUE                           /CALL  DISCRETION
                                                  *1000
***ABITIBI-
  CONSOLIDATED INC     COMMON STOCK    003924107    8080        2000000   SH             SOLE                  1884000        116000
AMERICAN EAGLE
  OUTFITTERS INC       COMMON STOCK    02553E106    6894         300000   SH             SOLE                   282200         17800
BAXTER INTERNATIONAL
  INC                  COMMON STOCK    071813109   11766         312500   SH             SOLE                   295300         17200
CENTEX CORP            COMMON STOCK    152312104    6148          86000   SH             SOLE                    80900          5100
DST SYSTEMS INC-DEL    COMMON STOCK    233326107   18979         316800   SH             SOLE                   298700         18100
EMMIS COMMUNICATIONS
  CORP-CL A            COMMON STOCK    291525103   12603         633000   SH             SOLE                   595500         37500
EXPEDIA INC DEL        COMMON STOCK    30212P105     899          37503   SH             SOLE                    37503
FINISH LINE INC-CL A   COMMON STOCK    317923100    8745         502034   SH             SOLE                   472700         29334
FIRST DATA CORP        COMMON STOCK    319963104    9247         215000   SH             SOLE                   203100         11900
FLOWSERVE CORP         COMMON STOCK    34354P105   19151         484100   SH             SOLE                   454900         29200
***FOMENTO ECONOMICO
  MEXICANO             COMMON STOCK    344419106   11710         161500   SH             SOLE                   152200          9300
GTECH HOLDINGS CORP    COMMON STOCK    400518106   11068         348700   SH             SOLE                   348700
HEXCEL CORP NEW        COMMON STOCK    428291108    9946         551000   SH             SOLE                   519000         32000
HUGHES SUPPLY INC      COMMON STOCK    444482103   10590         295400   SH             SOLE                   277900         17500
IAC/INTERACTIVECORP    COMMON STOCK    44919P300    1062          37503   SH             SOLE                    37503
INTERMUNE INC          COMMON STOCK    45884X103    8290         493447   SH             SOLE                   461500         31947
INTERNATIONAL PAPER CO COMMON STOCK    460146103    4201         125000   SH             SOLE                   117500          7500
J P MORGAN CHASE & CO  COMMON STOCK    46625H100   14804         373000   SH             SOLE                   349600         23400
KROGER CO              COMMON STOCK    501044101    1661          88000   SH             SOLE                    88000
LIBERTY MEDIA CORP
  SER A NEW            COMMON STOCK    530718105   10704        1360077   SH             SOLE                  1280898         79179
LOWES CO INC           COMMON STOCK    548661107    2240          33600   SH             SOLE                    33600
NBTY INC               COMMON STOCK    628782104    3447         212100   SH             SOLE                   186100         26000
NALCO HOLDING COMPANY  COMMON STOCK    62985Q101   13796         779000   SH             SOLE                   733500         45500
OREGON STEEL MILLS INC COMMON STOCK    686079104   10100         343300   SH             SOLE                   323300         20000
PAXAR CORP             COMMON STOCK    704227107   10797         550000   SH             SOLE                   518000         32000
READERS DIGEST
  ASSOCIATION INC      COMMON STOCK    755267101    5889         386900   SH             SOLE                   364100         22800
RITE AID CORP          COMMON STOCK    767754104    5048        1450700   SH             SOLE                  1366600         84100
SPIRIT FINANCE
  CORPORATION          COMMON STOCK    848568309    3494         307800   SH             SOLE                   279500         28300
***TYCO INTERNATIONAL
  LTD                  COMMON STOCK    902124106   30306        1050100   SH             SOLE                   986700         63400
UNITED STATES STL
  CORP NEW             COMMON STOCK    912909108   12094         251600   SH             SOLE                   236700         14900
VALSPAR CORP           COMMON STOCK    920355104    9370         379800   SH             SOLE                   357600         22200
WAL-MART STORES INC    CALL            931142103    2340          50000   SH      CALL   SOLE                    46600          3400
WEYERHAEUSER CO        COMMON STOCK    962166104    6634         100000   SH             SOLE                    94100          5900
XEROX CORP             COMMON STOCK    984121103    5945         405800   SH             SOLE                   383900         21900

                                                  308047                                 No. of Other       0
                                                                                         Managers